Form 13F Report for the Calendar Year or Quarter Ended:               12/31/2003

Check here if Amendment [  ]; Amendment Number:   ____
    This Amendment (check only one):              [  ] is a restatement
                                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
            Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title:   Chief Financial Officer
Phone: 219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer      Michigan City, IN
-----------------------------------------------      -----------------
                                                     Place

1/13/2004
---------
Date

Report Type (check only one):

                                    [ X ] 13F Holdings Report
                                              [  ] 13F Notice
                                  [  ] 13F Combination Report

List of Other Managers Reporting for this Manager:   Horizon Trust & Investment
                                                     Management

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      95

Form 13F Information Table Value Total:                             $67,439,777


List of Other Included Managers:    Horizon Trust & Investment Management


                Name of Issuer (1)         Type (2)      Cusip (3)     Market (4)  Shares/PV (5)
                ------------------         --------      ---------     ----------  -------------
Abbott Laboratories                        Equity          2824100         1005255        21572
ADR Abbey Natl PLC 7.25% Pfd               Preferred Stock 2920502          203200         8000
ABN Amro 5.90% PFD                         Preferred Stock 00372P203        432608        17600
Alcoa Inc Com Stk                          Equity          13817101         768246        20217
Alltel Corp                                Equity          20039103         593569        12743
Altria Group, Inc.                         Equity          02209S103       1498128        27529
Ambac Financial Group 5.875% PFD           Preferred Stock 23139603         309794        12240
America Movil - ADR Series L               Equity          02364W105        820200        30000
American Express Company                   Equity          25816109         344507         7143
American International Group Inc           Equity          26874107        1262435        19047
Ameristock Mutual Fund                     Equity          03071F104       1642079        41667
Apache Corp                                Equity          37411105         312722         3856
Bac Cap Trust III 7.00% PFD                Preferred Stock 05518E202        392448        14600
BP Amoco PLC, ADR's                        Equity          55622104        2070677        41959
Bellsouth Corp                             Equity          79860102         543360        19200
Berkshire Hathaway Inc Del Cl A            Equity          84670108         758250            9
Berkshire Hathaway, Inc. Cl B              Equity          84670207         655895          233
Bluegreen Corp                             Equity          96231105         609648        97700
Burlington Northern/Santa Fe               Equity          12189T104        323047         9986
Cardinal Health Inc                        Equity          14149Y108        816975        13358
Cendant Corp.                              Equity          151313103        887192        39838
ChevronTexaco Corp                         Equity          166764100       1197106        13857
Chiron Corp                                Equity          170040109        634073        11128
Cisco Systems Inc                          Equity          17275R102       1350823        55750
Citigroup, Inc.                            Equity          172967101       1424795        29353
Coca-Cola Company                          Equity          191216100        477913         9417
Cytyc                                      Equity          232946103        596504        43100
DNP Select Income Fund Inc.                Equity          23325P104       3674965       335307
Dell Inc.                                  Equity          24702R101        341057        10037
Du Pont DE Nemours                         Equity          263534109        731854        15948
Duquesne Light Co 6.70% Pfd                Preferred Stock 266228832        228288         8200
EMC Corporation                            Equity          268648102        230674        17854
Epoch Pharmaceuticals Inc                  Equity          294273107         45400        20000
Exxon Mobil Corp                           Equity          30231G102        762272        18592
Federal-Mogul Corporation                  Equity          313549107          4500        20000



                                           ----------------------------------------------------------------------------------
                                               INVESTMENT DIRECTION (6)                            VOTING AUTHORITY (8)
                                           ----------------------------------------------------------------------------------
                                                                                 Other
                Name of Issuer (1)          Sole         Shared       None     Managers (7)     Sole      Shared      None
                ------------------         ------      ---------   --------  ---------------   ------     --------   -------
Abbott Laboratories                         12935         6702         1935       Not             2940        0        18632
ADR Abbey Natl PLC 7.25% Pfd                  800         5200         2000    Applicable            0        0         8000
ABN Amro 5.90% PFD                           2600        14200          800                       1200        0        16400
Alcoa Inc Com Stk                            9463        10254          500                       4160        0        16057
Alltel Corp                                  6500         6243            0                       2720       50         9973
Altria Group, Inc.                          10600        13674         3255                       3100        0        24429
Ambac Financial Group 5.875% PFD             8640         3600            0                          0        0        12240
America Movil - ADR Series L                    0            0        30000                          0        0        30000
American Express Company                        0         6691          452                          0        0         7143
American International Group Inc             7576         9597         1874                       2670        0        16377
Ameristock Mutual Fund                      12723        28709          235                   7600.933        0        34066
Apache Corp                                  2079         1777            0                        820        0         3036
Bac Cap Trust III 7.00% PFD                  3200        11400            0                       3000        0        11600
BP Amoco PLC, ADR's                         21438        19043         1335                       1005        0        40954
Bellsouth Corp                              10817         4505         3878                       4137        0        15063
Berkshire Hathaway Inc Del Cl A                 0            6            3                          0        0            9
Berkshire Hathaway, Inc. Cl B                   5          204           24                         10        0          223
Bluegreen Corp                                  0            0        97700                          0        0        97700
Burlington Northern/Santa Fe                  110            0         9876                          0        0         9986
Cardinal Health Inc                          6105         6753          500                       2705      100        10553
Cendant Corp.                               19115        20723            0                       8435        0        31403
ChevronTexaco Corp                           5635         6929         1216                       2193        0        11664
Chiron Corp                                  5615         5513            0                       2370        0         8758
Cisco Systems Inc                           19258        32481         4011                       7690      460        47600
Citigroup, Inc.                             12405        15778         1170                       5789        0        23564
Coca-Cola Company                            3100         3571         2746                        900      150         8367
Cytyc                                           0            0        43100                          0        0        43100
DNP Select Income Fund Inc.                114461       194246        26600                      42181     1500       291626
Dell Inc.                                    4172         5270          595                        650      300         9087
Du Pont DE Nemours                           8274         7164          510                       3944      100        11904
Duquesne Light Co 6.70% Pfd                     0         7200         1000                        600        0         7600
EMC Corporation                              5525        10820         1509                       2825      134        14895
Epoch Pharmaceuticals Inc                       0            0        20000                          0        0        20000
Exxon Mobil Corp                             6250         6446         5596                       4446        0        14146
Federal-Mogul Corporation                       0            0        20000                          0        0        20000



                Name of Issuer (1)         Type (2)      Cusip (3)     Market (4)  Shares/PV (5)
                ------------------         --------      ---------     ----------  -------------
Fedex Corporation                          Equity          31428X106        235238         3485
Fifth Third Bancorp                        Equity          316773100        209923         3552
Furrs Bishops Inc                          Equity          361115603           125        12500
General Electric Company                   Equity          369604103       2746966        88669
General Electric Cap Corp 6.10% Pfd        Preferred Stock 369622519        462324        17700
Harley-Davidson                            Equity          412822108        677920        14263
Home Depot Incorporated                    Equity          437076102        718176        20236
Hubbell Inc Cl B                           Equity          443510201        241448         5475
Illinois Tool Works Inc                    Equity          452308109        783887         9342
Intel Corp                                 Equity          458140100       1017588        31750
International Business Machines Corp       Equity          459200101        521788         5630
iShares S&P 500 BARRA Value Index Fund     Equity          464287408        257285         4650
Johnson & Johnson                          Equity          478160104        918515        17780
Kimberly Clark                             Equity          494368103       1497400        25341
L-3 Communications Holdings, Inc.          Equity          502424104        399632         7781
Lincoln National Corporation               Equity          534187109        251223         6223
Lowes Companies Inc                        Equity          548661107        776014        14010
Lucent Technologies Inc                    Equity          549463107         36875        12984
MBNA Corporation                           Equity          55262L100       1578348        63515
Malaysia Fund                              Equity          560905101        120200        20000
Marsh & McLennan CO                        Equity          571748102        681906        14239
Medtronic Inc                              Equity          585055106        879258        18088
Merck & CO., Inc                           Equity          589331107        934626        20230
Microsoft Corporation                      Equity          594918104       1734245        63363
Migratec Inc                               Equity          598622108           100       100000
Millenium Pharmaceuticals Inc              Equity          599902103        378595        20300
Morgan Stanley Dean Witter & CO.           Equity          617446448        395136         6828
Morgan Stanley 6.25% PFD                   Preferred Stock 617462205        203520         8000
NTN Communications Inc                     Equity          629410309         48100        13000
Nanophase Technologies Corp                Equity          630079101        970800       120000
Natl Rural Utility 6.75% Pfd               Preferred Stock 637432709        244682         9400
Newmont Mining Corp                        Equity          651639106        491447        10110
Nisource Inc                               Equity          65473P105        270937        12349
Nokia Corp ADR                             Equity          654902204        974882        57346
Northern Trust Corp                        Equity          665859104       1842499        39812




                                           ----------------------------------------------------------------------------------
                                               INVESTMENT DIRECTION (6)                            VOTING AUTHORITY (8)
                                           ----------------------------------------------------------------------------------
                                                                                 Other
                Name of Issuer (1)          Sole         Shared       None     Managers (7)     Sole      Shared      None
                ------------------         ------      ---------   --------  ---------------   ------     --------   -------
Fedex Corporation                             1150         1585          750                        350        0         3135
Fifth Third Bancorp                              0          300         3252                          0        0         3552
Furrs Bishops Inc                                0            0        12500                          0        0        12500
General Electric Company                     38285        40351         9672                      15260      100        73309
General Electric Cap Corp 6.10% Pfd           4500        13200            0                        800     1000        15900
Harley-Davidson                               6180         7764          319                       2660      100        11503
Home Depot Incorporated                       8420        10933          883                       3190        0        17046
Hubbell Inc Cl B                                 0         5475            0                          0        0         5475
Illinois Tool Works Inc                       4235         4607          500                       1920      100         7322
Intel Corp                                     800         3810        26740                        200      280        31270
International Business Machines Corp           195         5037          398                          0       83         5547
iShares S&P 500 BARRA Value Index Fund         950         3700            0                          0        0         4650
Johnson & Johnson                             5000         5780         7000                       1050        0        16730
Kimberly Clark                               11750        10282         3309                       4202        0        21139
L-3 Communications Holdings, Inc.             4155         3626            0                       1705        0         6076
Lincoln National Corporation                  1400         3000         1823                       3000        0         3223
Lowes Companies Inc                           5710         8000          300                       2170        0        11840
Lucent Technologies Inc                       3238         6667         3079                       2207      354        10423
MBNA Corporation                             29533        33402          580                      11992      375        51148
Malaysia Fund                                 4500            0        15500                          0        0        20000
Marsh & McLennan CO                           6860         7379            0                       2620        0        11619
Medtronic Inc                                 7795         8843         1450                       3140      100        14848
Merck & CO., Inc                              7052         8933         4045                       3238       50        16942
Microsoft Corporation                        16325        30427        16611                       5020        0        58343
Migratec Inc                                     0       100000            0                          0        0       100000
Millenium Pharmaceuticals Inc                    0          300        20000                          0        0        20300
Morgan Stanley Dean Witter & CO.              2176         4472          180                        150        0         6678
Morgan Stanley 6.25% PFD                      2600         5400            0                          0        0         8000
NTN Communications Inc                           0            0        13000                          0        0        13000
Nanophase Technologies Corp                      0            0       120000                          0        0       120000
Natl Rural Utility 6.75% Pfd                  2400         7000            0                       3400        0         6000
Newmont Mining Corp                           5260         4345          505                       2215        0         7895
Nisource Inc                                     0        12349            0                          0        0        12349
Nokia Corp ADR                               25854        28417         3075                       9965      325        47056
Northern Trust Corp                          11982        16030        11800                       4990      300        34522


                                                                                                  ----------------------------
                                                                                                     VOTING AUTHORITY (8)
                                                                                                  ----------------------------
                Name of Issuer (1)         Type (2)     Cusip (3)    Market (4)  Shares/PV (5)     Sole      Shared     None
                ------------------         --------     ---------    ----------  -------------    ------    --------   ------
Omnicom Group Inc                          Equity      681919106        517081         5921        2577         3344        0
Pepsico Inc                                Equity      713448108       1024241        21970        7365        12605     2000
Pfizer Inc.                                Equity      717081103       1617619        45786       15473        24072     6241
Qualcomm Inc                               Equity      747525103        889467        16493        8065         8358       70
Royal Dutch Petroleum                      Equity      780257804        979221        18691       10885         7706      100
SBC Communications                         Equity      78387G103        301343        11559        3005         4391     4163
Sara Lee Corp                              Equity      803111103        211238         9730        4830         4900        0
Schering Plough Corporation                Equity      806605101       1223734        70370        8500         6500    55370
Sun Microsystems                           Equity      866810104         64994        14540        1750         4110     8480
Sungard Data Systems Inc.                  Equity      867363103        247700         8939        4780         4159        0
Teva Pharmaceutical Inds Ltd               Equity      881624209        946093        16683        7045         9588       50
Thai Fund, Inc.                            Equity      882904105        108306        10414           0            0    10414
Tribune CO                                 Equity      896047107        288599         5593           0         5593        0
Tyco International Ltd.                    Equity      902124106       1087216        41027       17537        22658      832
United Airlines                            Equity      902549500        155712        96000           0            0    96000
Ultralife Batteries Inc                    Equity      903899102        247600        20000           0            0    20000
Vectren Corp                               Equity      92240G101        288602        11708        4197         7511        0
Verizon Communications                     Equity      92343V104        375987        10718        5077         2726     2915
Wal-Mart Stores Inc                        Equity      931142103        888853        16755        6385         9694      376
Walgreen CO                                Equity      931422109       1981910        54478       21840        22911     9727
Wellpoint Health Networks Inc Class A      Equity      94973H108        241796         2493         858         1635        0
Wells Fargo & CO New                       Equity      949746101       1490565        25311        7975        15510     1826
Worldcom Inc - Worldcom Group              Equity      98157D106           169        13004           0            0    13004
Flextronics International Ltd              Equity      Y2573F102        809664        54707       24845        29862        0
                                                                  -------------------------------------------------------------
                                                                   $67,439,777    2,567,881     700,695    1,073,946  791,259
                                                                  =============================================================




                                             -----------------------------
                                                 VOTING AUTHORITY (8)
                                             -----------------------------
                Name of Issuer (1)            Sole      Shared       None
                ------------------           ------    --------     ------
Omnicom Group Inc                               1105        0         4816
Pepsico Inc                                     5190        0        16780
Pfizer Inc.                                     6348      226        39212
Qualcomm Inc                                    3355        0        13138
Royal Dutch Petroleum                           3885        0        14806
SBC Communications                              1007        0        10552
Sara Lee Corp                                    830        0         8900
Schering Plough Corporation                        0        0        70370
Sun Microsystems                                 200      100        14240
Sungard Data Systems Inc.                       1900        0         7039
Teva Pharmaceutical Inds Ltd                    3115        0        13568
Thai Fund, Inc.                                    0        0        10414
Tribune CO                                         0        0         5593
Tyco International Ltd.                         7720      100        33207
United Airlines                                    0        0        96000
Ultralife Batteries Inc                            0        0        20000
Vectren Corp                                    1399        0        10309
Verizon Communications                          1631       19         9068
Wal-Mart Stores Inc                             3435       57        13263
Walgreen CO                                     6450      100        47928
Wellpoint Health Networks Inc Class A            600      100         1793
Wells Fargo & CO New                            4549      100        20662
Worldcom Inc - Worldcom Group                      0        0        13004
Flextronics International Ltd                  10915        0        43792
                                           --------------------------------
                                             267,169    6,763    2,293,949
                                           ================================
